UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2010
Date of reporting period: December 31, 2009

Item 1 — Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2009

Market Conditions

Over the course of the reporting period, reset rates on variable rate demand notes (or VRDNs, which represent the majority of short-term tax-exempt instruments) were driven lower by refinancing, the replacement of liquidity providers that had contributed to higher reset rates by those that were perceived as stronger credit providers, and a scarcity of high quality, low beta names. At the same time, continually declining short-term rates in the broader taxable market led to an influx of non-traditional (“crossover”) buyers into the tax-exempt market, further pressuring reset rates. As of December 31, 2009, the Securities Industry and Financial Markets Association (SIFMA) Index of weekly variable rate securities stood at 0.25 percent and the Bond Buyer One-Year Note Index finished the year at 0.49 percent.

Other factors beyond the aforementioned also served to keep money market fund yields low during the period. The Federal Reserve’s zero interest-rate policy had a major impact. A shortage of municipal paper eligible to be purchased by money market funds was another factor. Municipal VRDNs typically require a credit guarantee from a bank. As the banks spent much of 2009 nursing their balance sheets, credit guarantees became more expensive and difficult to obtain. Furthermore, taxable money market funds began purchasing tax-exempt municipal paper because yields on taxable paper have been even lower. This has exacerbated the scarcity of tax-free money market-eligible paper. Low money market fund yields during the period contributed to a migration of assets to the long end of the yield curve or to other asset classes and as a result, the tax-free money fund industry’s assets declined by 23 percent from their peak in August 2008.

Most states across the nation began 2010 facing grim budget shortfalls that could mean a repeat of the service cuts, layoffs and higher fees imposed in 2009. According to a recent study by the National Association of State Budget Officers and the National Governors Association, states’ general fund budgets passed for fiscal 2010 totaled $627.9 billion, 5.4 percent lower than the total for the 2009 fiscal year.

Performance Analysis

As of December 31, 2009, Active Assets Tax-Free Trust had net assets of approximately $6.2 billion and an average portfolio maturity of 30 days. For the six-month period ended December 31, 2009, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2009, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and −0.11 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and −0.11 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Preserving the stability and liquidity of the Fund’s assets remained our first priority throughout the reporting period. Our emphasis continued to be on managing exposure to institutions under stress. To that end, we have focused on tax-exempt securities where our credit and risk teams have confidence in the quality of the issuer, the structure of the program, and the financial strength of the supporting institutions. Additionally, our general strategy has been to maintain a relatively shorter average maturity as compared to our peer group.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/09
Variable Rate Municipal Obligations	82.2%
Municipal Notes and Bonds	9.5
Tax-Exempt Commercial Paper	8.3

MATURITY SCHEDULE as of 12/31/09
1 – 30 Days	83.2%
31 – 60 Days	5.7
61 – 90 Days	2.9
91 – 120 Days	0.1
121+ Days	8.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Investment Adviser seeks to maintain the Fund’s share price at $1.00. Municipal obligations are securities issued by state and local governments and their agencies. These securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/09 – 12/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			07/01/09 –
	07/01/09	12/31/09	12/31/09
Actual (0.01% return)	$1,000.00	$1,000.10	$1.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.74	$1.48

@	Expenses are equal to the Fund’s annualized expense ratio of 0.29% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.47%. These figures reflect fees paid in connection with the U.S. Treasury Guarantee Program for Money Market Funds. This fee had an effect of 0.03%.

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Short-Term Variable Rate Municipal Obligations (83.2%)
	Alaska
$9,000	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.20%	01/07/10	$9,000,000

	Arizona
12,600	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.50	01/07/10	12,600,000
10,545	Austin Trust, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008 – 1097	0.25	01/07/10	10,545,000
15,685	BB&T Municipal Trust, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.25	01/07/10	15,685,000
7,290	Yavapai County Industrial Development Authority, Northern Arizona Healthcare System Ser 2008 B	0.23	01/07/10	7,290,000

	California
20,700	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser D-1	0.20	01/07/10	20,700,000
9,120	California Statewide Communities Development Authority, SWEEP Loan Program Ser 2007 A	0.20	01/07/10	9,120,000

	Colorado
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	0.23	01/07/10	12,000,000
	City of Colorado Springs,
7,645	Colorado College Ser 2004	0.20	01/07/10	7,645,000
6,000	Utilities System Sub Lien Ser 2009 C	0.22	01/07/10	6,000,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	0.25	01/07/10	6,255,000
1,860	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Ser 2008	0.22	01/07/10	1,860,000

	Delaware
8,170	New Castle County, University Courtyard Apartments Ser 2005	0.24	01/07/10	8,170,000

	District of Columbia
13,900	District of Columbia, Washington Drama Society Ser 2008	0.20	01/07/10	13,900,000
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM Insd)	0.30	01/07/10	5,935,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Florida
	BB&T Municipal Trust,
$23,730	Seminole County Water & Sewer Floater Certificates Ser 45	0.23%	01/07/10	$23,730,000
10,000	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.23	01/07/10	10,000,000
	City of Gainesville,
61,080	Utilities System 2007 Ser A	0.17	01/07/10	61,080,000
22,330	Utilities System 2008 Ser B	0.20	01/07/10	22,330,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.23	01/07/10	16,000,000
9,035	Florida State Department of Transportation, Ser 2008 A PUTTERs Ser 2514	0.25	01/07/10	9,035,000
	Highlands County Health Facilities Authority,
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.22	01/07/10	20,000,000
11,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.21	01/07/10	11,000,000
4,660	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.23	01/07/10	4,660,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC Insd)	0.23	01/07/10	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.20	01/07/10	17,025,000
2,000	Orange County Health Facilities Authority, Orlando Regional Healthcare System Ser 2008 E	0.30	01/07/10	2,000,000
102,200	Orlando Utilities Commission, Utility System Ser 2008	0.20	01/07/10	102,200,000
	Orlando-Orange County Expressway Authority,
30,090	Ser 2007 A Eagle #20070107 Class A (AGM Insd)	0.23	01/07/10	30,090,000
144,920	Ser 2008 B-3 & B-4	0.18	01/07/10	144,920,000
5,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.22	01/07/10	5,000,000

	Georgia
6,000	Barclays Capital Municipal Trust Receipts, Metropolitan Atlanta Rapid Transit Authority Ser 2007 B Floater-TRs Ser 23B (AGM Insd)	0.21	01/07/10	6,000,000
73,870	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Ser 2008	0.22	01/07/10	73,870,000
23,598	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.20	01/07/10	23,598,000
	Monroe County Development Authority,
8,000	Georgia Power Co Scherer Plant Second Ser 2008	0.80	01/07/10	8,000,000
63,500	Georgia Power Co Scherer Plant Second Ser 2009	0.22	01/04/10	63,500,000
36,500	Municipal Electric Authority of Georgia, General Sub Ser 1985 C	0.29	01/07/10	36,500,000

	Illinois
	Chicago Board of Education,
5,200	Ser 2009 A-1	0.20	01/07/10	5,200,000
5,900	Ser 2009 A-2	0.24	01/07/10	5,900,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
$15,570	Chicago Transit Authority, Ser 2008 A (COPs) ROCs II-R Ser 11551 (AGC Insd)	0.30%	01/07/10	$15,570,000
	City of Chicago,
20,000	Refg Ser 2007 E	0.23	01/04/10	20,000,000
34,400	Refg Ser 2007 F	0.20	01/04/10	34,400,000
14,700	Second Lien Wastewater Transmission Subser 2008 C-1	0.20	01/04/10	14,700,000
151,800	County of Cook, Ser 2002 B	0.28	01/07/10	151,800,000
	Illinois Development Finance Authority,
35,645	Evanston Northwestern Healthcare Corp Ser 2001 A	0.20	01/07/10	35,645,000
2,600	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.27	01/07/10	2,600,000
	Illinois Finance Authority,
152,200	Advocate Health Care Network Ser 2008 Subser C-1 & C-2B	0.22	01/07/10	152,200,000
5,325	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	0.25	01/07/10	5,325,000
11,870	Dominican University Ser 2006	0.27	01/07/10	11,870,000

	Indiana
	Indiana Finance Authority,
30,000	Ascension Health Ser 2008 E-2	0.20	01/07/10	30,000,000
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.22	01/07/10	11,500,000
1,595	Sisters of St Francis Health Services Inc Ser 2008 I	0.20	01/07/10	1,595,000
72,785	Trinity Health Ser 2008 D-1 & D-2	0.20	01/07/10	72,785,000
40,425	Purdue University, Student Facilities System Ser 2007 C	0.18	01/07/10	40,425,000

	Iowa
	Iowa Finance Authority,
17,300	CHF-Des Moines LLC Ser 2007 A	0.26	01/07/10	17,300,000
9,110	Northcrest Inc Ser 2006	0.23	01/07/10	9,110,000

	Kansas
	Kansas State Department of Transportation,
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (AGM Insd)	0.25	01/07/10	3,840,000
32,250	Highway Ser 2008 A-4	0.18	01/07/10	32,250,000

	Kentucky
6,650	City of Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC Insd)	0.30	01/07/10	6,650,000
43,703	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	0.20	01/04/10	43,703,000

	Louisiana
11,520	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge Ser 2007 A	0.28	01/07/10	11,520,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Maryland
$40,900	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.17%	01/07/10	$40,900,000
	Maryland Health & Higher Educational Facilities Authority,
7,500	Catholic Health Initiatives Ser 1997 B	0.19	01/07/10	7,500,000
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	0.30	01/07/10	7,125,000
21,750	Loyola College In Maryland Ser 2008	0.22	01/07/10	21,750,000

	Massachusetts
29,570	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-1	0.18	01/07/10	29,570,000
	Massachusetts Development Finance Agency,
5,600	Cushing Academy Ser 2004	0.25	01/07/10	5,600,000
7,500	Phillips Academy Ser 2003	0.23	01/07/10	7,500,000
	Massachusetts Health & Educational Facilities Authority,
10,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.23	01/07/10	10,000,000
50,000	Partners HealthCare System Inc 2003 Ser D-2	0.15	01/07/10	50,000,000
50,000	Massachusetts Water Resources Authority, Gen Ser 2008 F	0.17	01/07/10	50,000,000
40,000	University of Massachusetts Building Authority, Ser 2008-1	0.23	01/07/10	40,000,000

	Michigan
	Kent Hospital Finance Authority,
22,555	Metropolitan Hospital Ser 2005 B	0.28	01/07/10	22,555,000
23,000	Spectrum Health Ser 2008 B-3	0.20	01/07/10	23,000,000
23,360	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.20	01/07/10	23,360,000
	Michigan State Hospital Finance Authority,
69,000	Ascension Health Ser 2008 B-2, B-4 & B-6	0.20	01/07/10	69,000,000
5,105	Trinity Health Credit Group Ser 2006 A	0.25	01/07/10	5,105,000
36,260	Michigan State University, Ser 2003 A	0.17	01/07/10	36,260,000
10,560	Milan Area Schools, Refg Ser 2002	0.20	01/07/10	10,560,000
34,300	University of Michigan, Hospital Ser 2007 B	0.15	01/07/10	34,300,000

	Minnesota
5,800	City of Minneapolis, Fairview Health Services Ser 2008 C	0.21	01/07/10	5,800,000
36,000	City of St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	0.20	01/07/10	36,000,000

	Mississippi
35,000	County of Perry, Leaf River Forest Products Inc Ser 2002	0.25	01/07/10	35,000,000
9,000	Mississippi Business Finance Corporation, Petal Gas Storage LLC Ser 2007	0.23	01/07/10	9,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Missouri
$2,000	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.22%	01/07/10	$2,000,000
14,800	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2006 B	0.27	01/07/10	14,800,000
	Missouri State Health & Educational Facilities Authority,
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.25	01/07/10	7,955,000
28,100	BJC Health System Ser 2008 B	0.19	01/07/10	28,100,000
55,000	BJC Health System Ser 2008 D	0.17	01/07/10	55,000,000
5,200	BJC Health System Ser 2008 E	0.23	01/07/10	5,200,000
82,500	Sisters of Mercy Health System Ser 2008 D, E & F	0.22	01/07/10	82,500,000
33,300	SSM Health Care Ser 2005 C-3	0.22	01/07/10	33,300,000

	Nebraska
30,200	American Public Energy Agency, Gas Supply Ser 2005 A	0.20	01/07/10	30,200,000
43,000	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.23	01/07/10	43,000,000

	New Hampshire
24,200	New Hampshire Higher Educational & Health Facilities Authority, St Paul’s School Ser 1998	0.25	01/07/10	24,200,000

	New Jersey
82,600	New Jersey Economic Development Authority, School Facilities Construction Ser 2008 V-3 (c)	0.19	01/07/10	82,600,000

	New Mexico
	New Mexico Finance Authority,
22,250	Sub Lien Ser 2008 Subser A-2	0.27	01/07/10	22,250,000
12,000	Sub Lien Ser 2008 Subser B-2	0.20	01/07/10	12,000,000
14,875	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.20	01/07/10	14,875,000
50,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.23	01/07/10	50,000,000

	New York
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198	0.28	01/07/10	15,260,000
7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM Insd)	0.28	01/07/10	7,250,000
3,000	Barclays Capital Municipal Trust Receipts, New York City Municipal Water Finance Authority 2nd General Fiscal 2010 Ser BB Floater-TRs Ser 37B	0.20	01/07/10	3,000,000
10,345	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.22	01/07/10	10,345,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
$2,500	City of New York, Fiscal 2005 Ser O ROCs II-R Ser 11685	0.23%	01/07/10	$2,500,000
6,000	J P Morgan Chase & Co, New York City Municipal Water Finance Authority Ser 2009 EE PUTTERs Ser 3587	0.25	01/07/10	6,000,000
	Metropolitan Transportation Authority,
104,475	Ser 2002 G Subser G-1	0.16	01/07/10	104,475,000
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	0.23	01/07/10	24,445,000
	New York City Municipal Water Finance Authority,
35,865	Second General Fiscal 2007 Ser CC-1	0.23	01/04/10	35,865,000
103,000	Second General Fiscal 2010 Ser CC	0.26	01/07/10	103,000,000
13,405	Water & Sewer System PUTTERs Ser 3092	0.25	01/07/10	13,405,000
34,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A	0.50	01/18/10	34,000,000
5,400	New York State Dormitory Authority, Pratt Institute Ser 2009 B	0.24	01/07/10	5,400,000
13,330	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	0.25	01/07/10	13,330,000
21,670	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	0.21	01/07/10	21,670,000

	North Carolina
39,285	City of Winston-Salem, Water & Sewer System Ser 2007 B	0.20	01/07/10	39,285,000
4,930	County of New Hanover, New Hanover Regional Medical Center Ser 2008 A	0.27	01/07/10	4,930,000
18,000	Guilford County, Ser 2007 B	0.23	01/07/10	18,000,000
	North Carolina Medical Care Commission,
20,150	Duke University Health System Ser 2005 A	0.22	01/07/10	20,150,000
19,740	FirstHealth of the Carolinas Ser 2008 A	0.21	01/07/10	19,740,000
24,845	Novant Health Ser 2008 B	0.22	01/07/10	24,845,000
48,920	Novant Health Ser 2008 C	0.34	01/07/10	48,920,000
3,500	United Church Homes & Services Ser 2007	0.24	01/07/10	3,500,000
	State of North Carolina,
160,210	Ser 2002 B, D & G	0.18	01/07/10	160,210,000
37,285	Ser 2002 E	0.15	01/07/10	37,285,000
15,000	Ser 2002 E	0.23	01/07/10	15,000,000

	Ohio
7,500	City of Cleveland, Water 2009 Ser R	0.17	01/07/10	7,500,000
	City of Columbus,
14,200	Sewer Ser 2008 B	0.24	01/07/10	14,200,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.25	01/07/10	1,400,000
27,400	County of Franklin, OhioHealth Corp Ser 2008 A	0.23	01/07/10	27,400,000
	Ohio State University,
30,000	General Receipts Ser 2001	0.30	01/07/10	30,000,000
100	General Receipts Ser 2005 B	0.15	01/07/10	100,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
$21,500	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Corp Ser 2006-B	0.21%	01/04/10	$21,500,000
20,000	State of Ohio, Common Schools Ser 2006 B	0.20	01/07/10	20,000,000

	Oregon
35,295	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	0.27	01/07/10	35,295,000
	Oregon State Facilities Authority,
29,115	Lewis & Clark College Ser 2008 A	0.32	01/07/10	29,115,000
84,390	PeaceHealth Ser 2008 A, B & D	0.20	01/07/10	84,390,000

	Pennsylvania
91,140	Allegheny County Higher Education Building Authority, Carnegie Mellon
	University Ser 1998 & 2008 A	0.25	01/04/10	91,140,000
10,000	Berks County Municipal Authority, Reading Hospital & Medical Center Ser 2009 A-5	0.52	01/14/10	10,000,000
	Bucks County Industrial Development Authority,
4,930	Grand View Hospital Ser 2008 A	0.23	01/07/10	4,930,000
5,850	Grand View Hospital Ser 2008 B	0.19	01/07/10	5,850,000
1,075	Pennswood Village Ser 2007 A	0.29	01/07/10	1,075,000
28,695	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	0.23	01/07/10	28,695,000
7,750	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.21	01/07/10	7,750,000
31,870	Pennsylvania Housing Finance Agency, Rental Housing Ser 2008 D	0.28	01/07/10	31,870,000
	Pennsylvania Turnpike Commission,
52,470	2008 Ser A-2	0.20	01/07/10	52,470,000
30,000	Ser 2008 B-1	0.25	01/07/10	30,000,000
34,200	Ser 2008 B-2	0.20	01/07/10	34,200,000
	RBC Municipal Products Inc Trust,
8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2008 Floater Certificates Ser E-11	0.27	01/07/10	8,000,000
7,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.27	01/07/10	7,000,000
6,360	Southcentral General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.23	01/07/10	6,360,000
8,045	Washington County Authority, Girard Estate Ser 1999	0.22	01/07/10	8,045,000

	South Carolina
65,100	City of Columbia, Waterworks & Sewer System Ser 2009	0.28	01/04/10	65,100,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
$20,170	South Carolina Educational Facilities Authority, Furman University Ser 2006 B	0.21%	01/04/10	$20,170,000
3,000	South Carolina Jobs-Economic Development Authority, AnMed Health
	Ser 2009 A & C	0.20	01/07/10	3,000,000
22,990	South Carolina Transportation Infrastructure Bank, Ser 2003 B-2	0.26	01/07/10	22,990,000
20,125	Spartanburg County Regional Health Services District, Hospital Ser 2008-B (AGC Insd)	0.28	01/07/10	20,125,000

	South Dakota
27,075	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.20	01/07/10	27,075,000

	Tennessee
4,000	Franklin County Health & Educational Facilities Board, University of the South Ser 1998 B	0.29	01/07/10	4,000,000
55	Montgomery County Public Building Authority, Pooled Financing Ser 1999	0.25	01/07/10	55,000
23,500	Sevier County Public Building Authority, Local Government Public Improvement Ser 6 A-1	0.24	01/07/10	23,500,000
	Shelby County Health Educational & Housing Facilities Board,
49,000	Methodist Le Bonheur Healthcare Ser 2008 A	0.20	01/07/10	49,000,000
3,900	Trezevant Manor Ser 2007 A	0.25	01/07/10	3,900,000

	Texas
	Austin Trust,
16,500	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.25	01/07/10	16,500,000
15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	0.25	01/07/10	15,000,000
16,995	Red River Education Finance Corporation, St Marks School Ser 2007 Custody Receipts Ser 2007-334	0.25	01/07/10	16,995,000
10,570	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.25	01/07/10	10,570,000
31,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.25	01/07/10	31,000,000
10,035	City of Houston, Water & Sewer System Ser 2002 A PUTTERS Ser 2786 (AGM Insd) (Prerefunded)	0.30	01/07/10	10,035,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.23	01/07/10	5,200,000
11,500	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	0.28	01/07/10	11,500,000
15,200	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.27	01/07/10	15,200,000
	Tarrant County Cultural Education Facilities Finance Corporation,
40,975	Scott White Memorial Hospital Ser 2008	0.22	01/07/10	40,975,000
21,225	Texas Health Resources System Ser 2008 B	0.17	01/07/10	21,225,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	University of Texas,
$61,850	Financing System Ser 2008 B	0.15%	01/07/10	$61,850,000
58,900	Financing System Ser 2008 B	0.17	01/07/10	58,900,000
32,200	Permanent University Fund Ser 2008 A	0.16	01/07/10	32,200,000
60,735	University of Texas Regents, Financing System Ser 2007 B	0.23	01/07/10	60,735,000

	Utah
41,600	Central Utah Water Conservancy District, Ser 2008 A	0.28	01/07/10	41,600,000
	City of Murray,
113,450	IHC Health Services Inc Ser 2003 A & B	0.17	01/07/10	113,450,000
17,450	IHC Health Services Inc Ser 2005 D	0.18	01/04/10	17,450,000
34,900	Utah Water Finance Agency, Ser 2008 B-2	0.28	01/07/10	34,900,000

	Virginia
	Fairfax County Industrial Development Authority,
9,980	Inova Health System Foundation Ser 1988 A & 1998 B	0.27	01/07/10	9,980,000
48,800	Inova Health System Foundation Ser 2000	0.17	01/07/10	48,800,000
6,000	J P Morgan Chase & Co, Fairfax County Industrial Development Authority Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590	0.25	01/07/10	6,000,000
33,820	Stafford County & Staunton Industrial Development Authority, VML/VACo Direct Loan Ser 2008 B-1	0.25	01/07/10	33,820,000

	Washington
	Barclays Capital Municipal Trust Receipts,
1,000	King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.21	01/07/10	1,000,000
2,000	King County Sewer Ser 2007 Floater-TRs Ser 29B (AGM Insd)	0.21	01/07/10	2,000,000
6,940	Washington Ser 2010 C Floater-TRs Ser 2009 32B	0.19	01/07/10	6,940,000
43,000	County of King, Sewer Ser 2007 Eagle #20070084 Class A (AGM Insd)	0.25	01/07/10	43,000,000
9,675	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.23	01/07/10	9,675,000
32,025	Washington Health Care Facilities Authority, Swedish Health Services Ser 2006	0.28	01/07/10	32,025,000
7,720	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.24	01/07/10	7,720,000
15,200	Washington State, Ser VR-96 B	0.23	01/07/10	15,200,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Wisconsin
$3,375	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.32%	01/07/10	$3,375,000
	Wisconsin Health & Educational Facilities Authority,
3,000	Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.21	01/07/10	3,000,000
28,300	Indian Community School of Milwaukee Ser 2007	0.27	01/07/10	28,300,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $5,195,126,000)			5,195,126,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	Short-Term Municipal Notes and Bonds (9.6%)
	Connecticut
	City of Hartford,
2,500	Ser 2009 BANs, dtd 09/30/09	2.25%	04/15/10	0.55%	2,512,116
6,000	Ser 2009 GANs, dtd 09/30/09	2.00	04/15/10	0.55	6,024,801

	Georgia
	Georgia Municipal Gas Authority,
12,600	Gas Portfolio III 2009 Ser G, dtd 12/02/09	2.00	05/19/10	0.45	12,674,209
18,200	Gas Portfolio III 2009 Ser H, dtd 12/02/09	2.00	11/18/10	0.73	18,401,731

	Indiana
31,000	Indiana Bond Bank, Midyear Funding Notes Ser 2009 A, dtd 06/25/09	2.00	01/06/10	0.55	31,006,097

	Massachusetts
6,000	Merrimack Valley Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.25	06/25/10	1.49	6,021,519
20,000	Pioneer Valley Transit Authority, Ser 2009 RANs, dtd 07/30/09	2.25	07/29/10	1.67	20,065,227
12,000	Worcester Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.00	06/25/10	1.50	12,028,327

	Michigan
55,000	MIchigan, Fiscal 2010 Ser A, dtd 12/10/09	2.00	09/30/10	0.53	55,599,926
18,000	Michigan Municipal Bond Authority, State Aid Ser 2009 C-3, dtd 08/20/09	2.50	08/20/10	0.85	18,186,370

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Missouri
$3,000	Missouri Health & Educational Facilities Authority, School District Advance Funding Liberty 53 Ser 2009 C, dtd 10/19/09	2.00%	02/01/10	0.55%	$3,003,631
6,000	Missouri State Health & Educational Facilities Authority, School District Advance Funding Independence Ser 2009 B, dtd 10/19/09	2.00	02/01/10	0.55	6,007,263

	New York
5,500	Board of Cooperative Educational Services, Suffolk County First Supervisory District Ser 2009 RANs, dtd 07/02/09	2.00	06/25/10	1.21	5,520,567
10,000	Cattaraugus-Little Valley Central School District, Ser 2009 B BANs, dtd 07/30/09	2.25	07/30/10	1.37	10,049,940
10,000	City of Syracuse, Ser 2009 A RANs, dtd 09/09/09	2.00	06/30/10	1.18	10,040,163
2,750	Downsville Central School District, Ser 2009 BANs, dtd 07/15/09	2.75	07/15/10	1.45	2,768,820
6,000	Forestville Central School District, Ser 2009 BANs, dtd 07/16/09	2.00	07/15/10	1.21	6,025,007
25,000	Greater Southern Tier Board of Cooperative Educational Services District, Supervisory District Ser 2009 RANs, dtd 09/22/09	2.00	06/30/10	1.21	25,096,726
8,000	Hartford Central School District, Ser 2009 BANs, dtd 06/19/09	2.50	06/18/10	2.00	8,000,000
4,000	Holland Patent Central School District, Ser 2009 BANs, dtd 06/25/09	2.00	06/25/10	1.20	4,000,000
6,000	Lansingburgh Central School District of Troy, Central School District Ser 2009 BANs, dtd 07/07/09	2.00	06/23/10	1.21	6,000,000
6,000	Lewiston-Porter Central School District, Ser 2009 BANs, dtd 07/30/09	2.25	07/29/10	1.33	6,031,178
10,000	Mineola Union Free School District, Ser 2009 BANs, dtd 07/28/09	2.25	06/28/10	1.33	10,044,261
4,000	North Syracuse Central School District,
	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.28	4,017,619
19,000	Penn Yan Central School District,
	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.31	19,081,068
6,000	Phoenix Central School District, Ser 2009 BANs, dtd 07/16/09	2.25	07/16/10	1.41	6,026,678
4,000	Red Creek Central School District, Ser 2009 A BANs, dtd 07/15/09	2.25	07/15/10	1.47	4,016,412
5,000	Schroon Lake Central School District, Ser 2009 BANs, dtd 06/19/09	2.00	06/18/10	1.30	5,015,893
4,000	Sodus Central School District, Ser 2009 BANs, dtd 06/26/09	2.00	06/25/10	1.23	4,000,000
3,000	South Glens Falls Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.41	3,011,433

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
$12,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Ser 2009 RANs, dtd 10/15/09	2.00%	06/30/10	1.27%	$12,042,865

	Ohio
7,580	Bellefontaine City School District, Ser 2009 BANs, dtd 12/22/09	1.00	12/15/10	0.50	7,615,884
20,000	City of Akron, Ser 2009 BANs, dtd 06/24/09	1.38	06/24/10	1.10	20,025,933
6,000	City of Marion, Ser 2009 B BANs, dtd 10/14/09	1.75	10/13/10	1.25	6,023,113
8,000	County of Lucas, Ser 2009 BANs, dtd 07/22/09	1.00	07/22/10	0.70	8,013,149
9,000	Elgin Local School District, School Facilities Construction & Improvement Ser 2009, dtd 12/30/09	2.00	05/27/10	0.70	9,046,967
2,000	Township of Deerfield, Ser 2009 BANs, dtd 11/12/09	1.50	11/10/10	0.67	2,014,124
15,000	Township of Union, Ser 2009 BANs, dtd 09/14/09	1.25	09/14/10	0.70	15,057,389
6,000	Wadsworth City School District, Ser 2009 Notes, dtd 09/22/09	2.25	09/22/10	0.65	6,068,958

	Pennsylvania
1,000	City of Lock Haven, Ser 2009 B, dtd 12/21/09	1.50	12/22/10	0.70	1,007,721

	South Carolina
4,000	Florence County School District No 1, Ser 2009 Notes, dtd 07/16/09	2.00	05/01/10	0.61	4,018,187

	Texas
62,000	County of Harris, Ser 2009 TANs, dtd 06/18/09	1.50	02/25/10	0.40	62,102,435
101,800	State of Texas, Ser 2009 TRANs, dtd 09/01/09	2.50	08/31/10	0.47	103,160,926

	Wisconsin
11,000	Wisconsin Rural Water Construction Loan Program, Ser 2009 BANs, dtd 10/27/09	1.50	11/15/10	0.75	11,071,235

	Total Short-Term Municipal Notes and Bonds (Cost $597,545,868)				597,545,868

	Tax-Exempt Commercial Paper (8.5%)
	California
	San Francisco County Transportation Authority,
19,000	2004 Ser B	0.30	03/03/10	0.30	19,000,000
25,000	2004 Ser B	0.32	02/08/10	0.32	25,000,000

	Florida
37,390	City of Jacksonville, Ser A	0.25	02/08/10	0.25	37,390,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Illinois
$25,000	Illinois Finance Authority, Hospital Sisters Services Ser 2008 A	0.25%	01/20/10	0.25%	$25,000,000

	Indiana
20,500	City of Whiting, Environmental Facilities BP Products North America Inc Ser 2009	0.23	02/04/10	0.23	20,500,000

	Maryland
32,100	County of Baltimore, Consolidated Public Improvement Ser 2002 BANs	0.27	03/18/10	0.27	32,100,000

	Massachusetts
14,000	State of Massachusetts, Ser H	0.26	01/07/10	0.26	14,000,000

	Nevada
	Las Vegas Valley Water District,
33,000	Water Ser 2004 A	0.26	02/05/10	0.26	33,000,000
62,000	Water Ser 2004 B	0.22	02/04/10	0.22	62,000,000
28,800	Water Ser 2004 B	0.30	01/07/10	0.30	28,800,000

	New York
115,000	New York City Municipal Water Finance Authority, Ser 6	0.28	03/08/10	0.28	115,000,000

	Texas
	City of Houston,
14,000	Ser E-1	0.25	02/11/10	0.25	14,000,000
10,000	Ser E-1	0.25	02/11/10	0.25	10,000,000
	Harris County Cultural Education Facilities Finance Corporation,
6,000	Methodist Hospital System Ser 2009 C-1	0.40	03/12/10	0.40	6,000,000
14,000	Methodist Hospital System Ser 2009 C-1	0.55	01/28/10	0.55	14,000,000
20,000	Methodist Hospital System Ser 2009 C-1	0.55	02/25/10	0.55	20,000,000
16,400	University of Texas Regents, Financing System Ser 2002 A	0.25	02/11/10	0.25	16,400,000

See Notes to Financial Statements

Active Assets Tax-Free Trust
Portfolio of Investments - December 31, 2009 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Washington
$35,000	County of King, Sewer Ser A	0.30%	02/08/10	0.30%	$35,000,000

	Total Tax-Exempt Commercial Paper (Cost $527,190,000)				527,190,000

	Total Investments (Cost $6,319,861,868) (d)(e)		101.3%	6,319,861,868
	Liabilities in Excess of Other Assets		(1.3)	(78,091,076)

	Net Assets		100.0%		$6,241,770,792

BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
GANs	Grant Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates
STARS	Short-Term Adjustable Rate Securities.
SWEEP	Statewide Easy Equipment Program.
TANs	Tax Anticipation Notes.
TRANs	Tax Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at December 31, 2009.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Security purchased on a delayed delivery basis.
(d)	Securities have been designated as collateral in connection with the purchase of a delayed delivery security.
(e)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $6,319,861,868)	$6,319,861,868
Cash	86,291
Interest receivable	5,719,359
Prepaid expenses and other assets	519,195

Total Assets	6,326,186,713

Liabilities:
Payable for:
Investments purchased	82,600,860
Investment advisory fee	988,891
Administration fee	267,324
Transfer agent fee	177,823
Shares of beneficial interest redeemed	898
Accrued expenses and other payables	380,125

Total Liabilities	84,415,921

Net Assets	$6,241,770,792

Composition of Net Assets:
Paid-in-capital	$6,241,494,471
Accumulated undistributed net investment income	242,193
Accumulated undistributed net realized gain	34,128

Net Assets	$6,241,770,792

Net Asset Value Per Share 6,241,654,204 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements continued

Statement of Operations
For the six months ended December 31, 2009 (unaudited)

Net Investment Income:
Income
Interest	$10,193,851
Dividends from affiliate	5,941

Total Income	10,199,792

Expenses
Investment advisory fee	8,367,578
Distribution fee	3,364,611
Administration fee	1,682,306
Mutual fund insurance (Note 9)	914,729
Transfer agent fees and expenses	769,725
Custodian fees	108,207
Shareholder reports and notices	103,093
Trustees’ fees and expenses	100,791
Registration fees	81,638
Professional fees	37,643
Other	423,064

Total Expenses	15,953,385
Less: amounts waived	(6,048,573)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(6,565)

Net Expenses	9,898,247

Net Investment Income	301,545
Net Realized Gain	1,550

Net Increase	$303,095

See Notes to Financial Statements

Active Assets Tax-Free Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2009	JUNE 30, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$301,545	$81,718,123
Net realized gain	1,550	79,181

Net Increase	303,095	81,797,304

Dividends and Distributions to Shareholders from:
Net Investment Income	(336,488)	(82,348,974)
Net realized gain	—	(31,988)

Total Dividends and Distributions	(336,488)	(82,380,962)

Net decrease from transactions in shares of beneficial interest	(918,452,611)	(4,193,975,419)

Net Decrease	(918,486,004)	(4,194,559,077)
Net Assets:
Beginning of period	7,160,256,796	11,354,815,873

End of Period (Including accumulated undistributed net investment income of $242,193 and $277,136, respectively)	$6,241,770,792	$7,160,256,796

See Notes to Financial Statements

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2009 (unaudited)

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four-year period ended June 30, 2009, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through February 22, 2010, the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Short-Term Investments
Short-Term Variable Rate Municipal Obligations	$5,195,126,000	—	$5,195,126,000	—
Short-Term Municipal Notes and Bonds	597,545,868	—	597,545,868	—
Tax-Exempt Commercial Paper	527,190,000	—	527,190,000	—

Total	$6,319,861,868	—	$6,319,861,868	—

3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion Fund but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
4. Plan of Distribution
Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2009, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Investment Adviser and Administrator have voluntarily agreed to waive all or a portion of the distribution fee, investment advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2009, the Distributor waived $3,364,611 and the Investment Adviser waived $2,683,962. This waiver may be terminated at any time.
5. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the six months ended December 31, 2009, advisory fees paid were reduced by $6,565 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $5,941 for the six months ended December 31, 2009. During the six months ended December 31, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $405,700,000 and $405,700,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2009 aggregated $7,798,438,180 and $8,665,691,199, respectively. Included in the aforementioned transactions are purchases and sales of $725,497,000 and $290,625,000, respectively, with other Morgan Stanley Funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2009, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $3,404. At December 31, 2009, the Fund had an accrued pension liability of $59,664, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
6. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2009	JUNE 30, 2009
	(unaudited)

Shares sold	9,301,166,994	32,422,609,647
Shares issued in reinvestment of dividends	336,488	82,315,358

	9,301,503,482	32,504,925,005
Shares redeemed	(10,219,956,093)	(36,698,900,424)

Net decrease in shares outstanding	(918,452,611)	(4,193,975,419)

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian. For the six months ended December 31, 2009, the Fund did not have an expense offset.
8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-

Active Assets Tax-Free Trust
Notes to Financial Statements - December 31, 2009 (unaudited) continued

basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and nondeductible expenses.
9. Guarantee Program for Money Market Funds
On September 29, 2008, the Trustees approved the participation by the Fund in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury guaranteed investors of participating money market funds that they would receive $1.00 for each money market fund share held as of close of business on September 19, 2008.

Each money market fund paid a fee in order to participate in the Program. The Program went into effect for an initial three month term and was subsequently extended by the U.S. Treasury through September 19, 2009.
10. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06.

Active Assets Tax-Free Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2009		2009		2008		2007	2006	2005
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net income from investment operations	0.000	(1)	0.008		0.026		0.032	0.025	0.013
Less dividends from net investment income	0.000	(1)	(0.008	)(2)	(0.026	)(2)	(0.032)	(0.025)	(0.013)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01	%(7)	0.79%		2.60%		3.22%	2.53%	1.32%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.29	%(3)(4)(5)(8)	0.43	%(3)(4)(5)	0.42	%(3)	0.45%	0.47%	0.49%
Net investment income	0.01	%(3)(4)(5)(8)	0.85	%(3)(4)(5)	2.42	%(3)	3.19%	2.57%	1.30%
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.01%		0.00	%(6)	—	—	—
Supplemental Data:
Net assets, end of period, in millions	$6,242		$7,160		$11,355		$6,154	$4,637	$2,857

(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.

(4)	Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Markets Funds. This fee had an effect of 0.03% and 0.04% for the six months ended December 31, 2009 and for the year ended 2009, respectively (See Note 9).

(5)	If the Fund had borne all expenses that were reimbursed or waived by the Distributor, Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios, before expense offset, would have been as follows:

		NET INVESTMENT
	EXPENSE	INCOME (LOSS)
PERIOD ENDED	RATIO	RATIO
December 31, 2009	0.47%	(0.17)%
June 30, 2009	0.45%	0.83%

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8a.m. and 8p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Active Assets Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances.

Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Semiannual Report
December 31, 2009

AATSAN
IU10-00761P-Y12/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Tax-Free Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer

February 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer

February 18, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer

February 18, 2010

3